Intangible assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 5,753		R$ 6,164
Exchange rate changes		(754)		(358)
Assets held&or sales or distribution		(2,957)
Intangible assets, ending		1,986		5,753
Impairment		(19)		(22)
Amortization		(322)		(269)
Transfers		126		(35)	[1]
Additions		230		232
Write-off		(91)		(2)
Remeasurement		20		43
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		413	[2]	567	[3]
Intangible assets, ending	[2]	305		413
Amortization		(47)	[2]	(47)	[3]
Transfers		(3)	[2]	(150)	[1],[3]
Write-off	[2]	(78)
Remeasurement		20	[2]	43	[3]
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		441		603
Intangible assets, ending		319		441
Amortization		(50)		(55)
Transfers		(3)		(150)	[1]
Write-off		(89)
Remeasurement		20		43
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		729		750
Exchange rate changes		(40)		(21)
Assets held&or sales or distribution		(148)
Intangible assets, ending		541		729
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		3,385		3,731
Exchange rate changes		(686)		(324)
Assets held&or sales or distribution		(2,675)
Intangible assets, ending		5		3,385
Impairment		(19)		(22)
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		51		47
Exchange rate changes		(1)
Assets held&or sales or distribution		(3)
Intangible assets, ending		47		51
Amortization		(3)
Transfers		3
Additions				4
Contractual Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		3		3
Intangible assets, ending		1		3
Contractual Right [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes		1
Assets held&or sales or distribution		(3)
Amortization		(1)
Transfers		1
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		1,144		1,030
Exchange rate changes		(28)		(13)
Assets held&or sales or distribution		(128)
Intangible assets, ending		1,073		1,144
Amortization		(268)		(214)
Transfers		125		115	[1]
Additions		230		228
Write-off		(2)		(2)
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		28		36
Intangible assets, ending		14		28
Amortization		(3)		(8)
Write-off		(11)
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		5,312		5,561
Exchange rate changes		(754)		(358)
Assets held&or sales or distribution		(2,957)
Intangible assets, ending		1,667		5,312
Impairment		(19)		(22)
Amortization		(272)		(214)
Transfers		129		115	[1]
Additions		230		232
Write-off		R$ (2)		R$ (2)

[1]	Right-of-use value of R$150 reclassified to assets held for sale (Note 32)
[2]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.
[3]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.